Equity-Accounted Investees - Access Biologicals LLC (Details) € in Thousands, $ in Thousands	Jun. 15, 2022 EUR (€)	Jan. 12, 2017 USD ($)	Jun. 15, 2022 USD ($)
Access Biologicals Inc.
Equity Accounted Investees
Percentage of interest acquired	51.00%		51.00%
Consideration transferred for acquisition	€ 182,960		$ 193,554
Access Biologicals, LLC.
Equity Accounted Investees
Consideration		$ 51,000
Option to purchase remaining voting rights (as a percent)		51.00%
Option to purchase remaining voting rights, term (in years)		5 years
Percentage of interest	100.00%